Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation capitalized as intangible assets	¥ 21.6	$ 3.0	¥ 15.3
Depreciation capitalized as contract assets	¥ 8.8	$ 1.2	¥ 5.4